Schedule of investments

Optimum Small-Mid Cap Value Fund

June 30, 2020 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 98.29%			Common Stock (continued)
Communication Services - 1.61%			Consumer Discretionary (continued)
AMC Networks Class A †	30,800	$720,412	Wyndham Destinations	12,500	$352,250
Cable One	1,888	3,350,917			49,422,831
Cars. Com †	56,200	323,712	Consumer Staples - 5.42%
CenturyLink	78,300	785,349	BJ’s Wholesale Club
Entercom Communications			Holdings †	109,270	4,072,493
Class A	206,300	284,694	Ingles Markets Class A	35,400	1,524,678
ViacomCBS Class B	58,700	1,368,884	Ingredion	14,500	1,203,500
WideOpenWest †	103,300	544,391	J & J Snack Foods	39,251	4,989,980
		7,378,359	J M Smucker	13,700	1,449,597
Consumer Discretionary - 10.76%			Lamb Weston Holdings	37,375	2,389,384
1-800-Flowers. com Class A †	110,280	2,207,806	Molson Coors Beverage
American Axle &			Class B	46,900	1,611,484
Manufacturing Holdings †	114,200	867,920	Nomad Foods (United
American Eagle Outfitters	58,300	635,470	Kingdom) †	240,350	5,155,507
Bloomin’ Brands	275,899	2,941,083	Pilgrim’s Pride †	42,100	711,069
BorgWarner	41,200	1,454,360	Universal	25,300	1,075,503
Brinker International	33,200	796,800	Weis Markets	14,500	726,740
Brunswick	21,300	1,363,413			24,909,935
Capri Holdings †	15,000	234,450	Energy - 2.31%
Carter’s	55,505	4,479,253	Arch Resources	10,300	292,623
Columbia Sportswear	32,135	2,589,438	Gulfport Energy †	150,700	164,263
Cooper-Standard Holdings †	2,114	28,011	HollyFrontier	48,400	1,413,280
Dick’s Sporting Goods	47,100	1,943,346	Laredo Petroleum †	5,360	74,290
Foot Locker	41,900	1,221,804	Parsley Energy Class A	287,461	3,070,083
Goodyear Tire & Rubber	70,000	626,150	PBF Energy Class A	50,100	513,024
Harley-Davidson	43,800	1,041,126	PDC Energy †	20,287	252,370
Haverty Furniture	43,900	702,400	Southwestern Energy †	230,000	588,800
Installed Building Products †	2,120	145,814	W&T Offshore †	179,300	408,804
Kohl’s	36,100	749,797	World Fuel Services	33,400	860,384
Lear	11,700	1,275,534	WPX Energy †	464,960	2,966,445
Malibu Boats Class A †	23,400	1,215,630			10,604,366
MDC Holdings	50,600	1,806,420
Nordstrom	28,400	439,916	Financials - 23.38%
Office Depot	174,900	411,015	Ally Financial	91,200	1,808,496
Papa John’s International	43,223	3,432,338	American Financial Group	18,100	1,148,626
Penske Automotive Group	19,700	762,587	Annaly Capital Management	139,300	913,808
PulteGroup	53,000	1,803,590	Apollo Commercial Real
PVH	16,200	778,410	Estate Finance	77,600	761,256
Shoe Carnival	31,500	922,005	Ares Capital	66,600	962,370
Signet Jewelers	12,800	131,456	Ares Management Class A	130,940	5,198,318
Sonic Automotive Class A	165,919	5,294,475	Argo Group International
Tenneco Class A †	26,400	199,584	Holdings (Bermuda)	111,280	3,875,882
Thor Industries	10,600	1,129,218	Associated Banc-Corp	121,500	1,662,120
Toll Brothers	49,500	1,613,205	Assurant	53,020	5,476,436
Whirlpool	10,600	1,373,018	Assured Guaranty (Bermuda)	34,400	839,704
			Banco Latinoamericano de
Williams-Sonoma	29,920	2,453,739	Comercio Exterior
			(Panama) Class E	23,105	265,707

(continues) NQ-OPTSV [6/20] 8/20 (1294485) 1

Schedule of investments

Optimum Small-Mid Cap Value Fund (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock (continued)			Common Stock (continued)
Financials (continued)			Financials (continued)
BankUnited	34,200	$692,550	White Mountains Insurance
Berkshire Hills Bancorp	44,099	485,971	Group	5,565	$4,941,553
BOK Financial	62,098	3,504,811	Zions Bancorp	74,400	2,529,600
Cathay General Bancorp	33,600	883,680			107,374,069
CIT Group	61,800	1,281,114	Healthcare - 6.37%
CNA Financial	60,200	1,935,430	Catalyst Pharmaceuticals †	13,800	63,756
CNO Financial Group	127,400	1,983,618	DaVita †	15,300	1,210,842
Customers Bancorp †	37,700	453,154	Envista Holdings †	135,327	2,854,046
Essent Group	10,800	391,716	Five Star Senior Living †	8,354	32,581
Everest Re Group	27,425	5,655,035	Innoviva †	86,900	1,214,862
First American Financial	26,500	1,272,530	Integra LifeSciences
First Busey	45,200	842,980	Holdings †	48,745	2,290,528
First Hawaiian	347,265	5,986,849	Jazz Pharmaceuticals †	20,160	2,224,454
First Horizon National	200,800	1,999,968	Lannett †	44,200	320,892
FS KKR Capital	57,750	808,500	Lantheus Holdings †	56,200	803,660
Hancock Whitney	31,300	663,560	MEDNAX †	32,100	548,910
Hanmi Financial	56,800	551,528	Merit Medical Systems †	87,737	4,005,194
Heritage Insurance Holdings	27,300	357,357	Owens & Minor	67,900	517,398
Hope Bancorp	122,400	1,128,528	PerkinElmer	39,700	3,894,173
Houlihan Lokey	42,700	2,375,828	Quest Diagnostics	11,600	1,321,936
Ladder Capital	79,394	643,091	Select Medical Holdings †	83,200	1,225,536
Lazard Class A	38,000	1,087,940	STERIS	24,510	3,760,814
Legg Mason	2,800	139,300	United Therapeutics †	10,700	1,294,700
Lincoln National	33,300	1,225,107	Universal Health Services
Meta Financial Group	19,400	352,498	Class B	17,920	1,664,589
MGIC Investment	524,610	4,296,556			29,248,871
Moelis & Co. Class A	68,705	2,140,848
New Mountain Finance	71,900	667,951	Industrials - 13.77%
Oaktree Specialty Lending	4,294	19,194	ACCO Brands	146,000	1,036,600
OFG Bancorp	60,700	811,559	Acuity Brands	13,900	1,330,786
Preferred Bank	26,200	1,122,670	Alaska Air Group	24,800	899,248
Prospect Capital	160,841	821,898	Allison Transmission Holdings	55,500	2,041,290
Radian Group	69,500	1,077,945	Apogee Enterprises	36,200	834,048
Reinsurance Group of			Atlas Air Worldwide
America	21,200	1,662,928	Holdings †	24,100	1,037,023
Santander Consumer USA			AZZ	400	13,728
Holdings	88,500	1,629,285	BMC Stock Holdings †	93,590	2,352,853
South State	93,415	4,452,159	Briggs & Stratton	39,700	52,007
Synovus Financial	55,900	1,147,627	Curtiss-Wright	53,510	4,777,373
TCF Financial	218,041	6,414,766	Deluxe	29,800	701,492
Universal Insurance Holdings	41,300	733,075	Ennis	45,800	830,812
Unum Group	75,700	1,255,863	Hawaiian Holdings	45,300	636,012
Veritex Holdings	55,200	977,040	HD Supply Holdings †	24,500	848,925
Voya Financial	25,200	1,175,580	Herman Miller	46,400	1,095,504
Washington Federal	184,847	4,961,293	Howmet Aerospace	36,000	570,600
Western Alliance Bancorp	129,900	4,919,313	Hubbell	40,120	5,029,443
			Huntington Ingalls Industries	29,810	5,201,547
			IAA †	118,110	4,555,503

2 NQ-OPTSV [6/20] 8/20 (1294485)

(Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock (continued)			Common Stock (continued)
Industrials (continued)			Materials - 6.96%
JetBlue Airways †	109,300	$1,191,370	Albemarle	64,637	$4,990,623
KAR Auction Services	276,145	3,799,755	Arconic †	9,000	125,370
ManpowerGroup	26,300	1,808,125	Berry Global Group †	1,250	55,400
MasTec †	18,400	825,608	Cabot	26,400	978,120
Oshkosh	24,800	1,776,176	Celanese	22,700	1,959,918
Owens Corning	22,400	1,249,024	Chemours	49,500	759,825
Pentair (United Kingdom)	96,687	3,673,139	Cleveland-Cliffs	135,400	747,408
Pitney Bowes	45,300	117,780	Domtar	32,500	686,075
Quanta Services	41,400	1,624,122	Eagle Materials	52,489	3,685,778
Regal Beloit	17,600	1,536,832	Eastman Chemical	15,700	1,093,348
Snap-on	7,600	1,052,676	Greif Class A	34,400	1,183,704
Spirit AeroSystems Holdings			Huntsman	343,851	6,179,002
Class A	44,300	1,060,542	Kronos Worldwide	56,100	584,001
Terex	34,700	651,319	O-I Glass	59,800	537,004
Textron	33,800	1,112,358	Reliance Steel & Aluminum	21,500	2,040,995
Timken	37,000	1,683,130	RPM International	33,195	2,491,617
Trinity Industries	47,700	1,015,533	Schweitzer-Mauduit
Triton International	43,700	1,321,488	International	32,700	1,092,507
Wabash National	93,400	991,908	Silgan Holdings	200	6,478
Woodward	37,890	2,938,369	Steel Dynamics	26,600	693,994
		63,274,048	Trinseo	31,700	702,472
Information Technology - 10.52%			Westrock	48,000	1,356,480
Amdocs	90,620	5,516,946			31,950,119
Arrow Electronics †	18,700	1,284,503	Real Estate - 12.09%
Booz Allen Hamilton Holding	37,934	2,950,886	Alexander & Baldwin	203,245	2,477,557
CACI International Class A †	20,750	4,500,260	Americold Realty Trust	150,186	5,451,752
Ciena †	47,800	2,588,848	Apple Hospitality REIT	68,979	666,337
Cirrus Logic †	10,400	642,512	Brandywine Realty Trust	215,175	2,343,256
CSG Systems International	18,200	753,298	Brixmor Property Group	121,300	1,555,066
Diodes †	37,800	1,916,460	CBL & Associates Properties †	63,700	17,365
Ebix	40,273	900,504	City Office REIT (Canada)	93,700	942,622
Genpact	71,125	2,597,485	CoreCivic	56,200	526,032
Jabil	74,000	2,373,920	Diversified Healthcare Trust	123,300	545,603
Juniper Networks	67,300	1,538,478	First Industrial Realty Trust	124,520	4,786,549
Methode Electronics	33,100	1,034,706	Franklin Street Properties	93,612	476,485
Monolithic Power Systems	17,235	4,084,695	Gaming and Leisure
NCR †	67,500	1,169,100	Properties	54,494	1,885,492
ON Semiconductor †	139,500	2,764,890	Hudson Pacific Properties	196,205	4,936,518
Sanmina †	59,300	1,484,872	Industrial Logistics Properties
Seagate Technology	17,100	827,811	Trust	63,789	1,310,864
SYNNEX	8,900	1,065,953	Kite Realty Group Trust	75,900	875,886
Teradyne	15,600	1,318,356	Lexington Realty Trust	107,900	1,138,345
TTM Technologies †	84,100	997,426	National Health Investors	20,100	1,220,472
Ultra Clean Holdings †	11,200	253,456	National Storage Affiliates
Viavi Solutions †	292,740	3,729,508	Trust	82,345	2,360,008
Western Union	51,400	1,111,268	Office Properties Income Trust	45,688	1,186,517
Xerox Holdings	61,300	937,277	Omega Healthcare Investors	39,200	1,165,416
		48,343,418	Outfront Media	75,200	1,065,584

(continues) NQ-OPTSV [6/20] 8/20 (1294485) 3

Schedule of investments

Optimum Small-Mid Cap Value Fund (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock (continued)			Short-Term Investments (continued)
Real Estate (continued)			Money Market Mutual Funds (continued)
Paramount Group	116,400	$897,444	GS Financial Square
Physicians Realty Trust	340,195	5,960,216	Government Fund -
Piedmont Office Realty Trust			Institutional Shares
Class A	78,300	1,300,563	(seven-day effective yield
Preferred Apartment			0.15%)	1,024,473	$1,024,473
Communities Class A	72,100	547,960	Morgan Stanley Government
Retail Properties of America			Portfolio - Institutional
Class A	73,900	540,948	Share Class (seven-day
Retail Value	5,404	66,793	effective yield 0.03%)	1,024,473	1,024,473
RPT Realty	104,000	723,840	State Street Institutional US
Service Properties Trust	104,300	739,487	Government Money Market
			Fund - Investor Class
SITE Centers	50,650	410,265	(seven-day effective yield
STAG Industrial	176,200	5,166,184	0.04%)	1,024,473	1,024,473
Summit Hotel Properties	63,000	373,590	Total Short-Term
VEREIT	205,200	1,319,436	Investments
Xenia Hotels & Resorts	60,500	564,465	(cost $5,122,366)		5,122,366
		55,544,917
Utilities - 5.10%			Total Value of
AES	44,700	647,703	Securities - 99.41%
Alliant Energy	136,617	6,535,757	(cost $518,350,526)		456,615,732
Avista	103,690	3,773,279	Receivables and Other
IDACORP	80,930	7,070,854	Assets Net of
National Fuel Gas	55,200	2,314,536	Liabilities - 0.59%		2,718,231
NRG Energy	52,900	1,722,424	Net Assets Applicable to
Vistra	74,000	1,377,880	43,424,905 Shares
		23,442,433	Outstanding - 100.00%		$459,333,963

Total Common Stock			† Non-income producing security.
(cost $513,228,160)		451,493,366
			Summary of abbreviations:
Short-Term Investments - 1.12%			GS - Goldman Sachs
Money Market Mutual Funds - 1.12%			REIT - Real Estate Investment Trust
BlackRock FedFund -
Institutional Shares
(seven-day effective yield
0.10%)	1,024,474	1,024,474
Fidelity Investments Money
Market Government
Portfolio - Class I
(seven-day effective yield
0.06%)	1,024,473	1,024,473

4 NQ-OPTSV [6/20] 8/20 (1294485)